Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Summary of Amortization Method of Intangible Assets	The Group amortizes its intangible assets using the straight-line method over their estimated useful lives, as follows :

	Method	Period
Customer relationships	Straight line	3 - 10 years
Non-compete agreements	Straight line	3 - 10 years
Software	Straight line	3 years
Tradenames	-	Indefinite

As at	March 31, 2020					March 31, 2019
	Customer relationships	Software	Tradenames	Non- compete agreements	Total	Customer relationships	Software	Tradenames	Non- compete agreements	Total
	$	$	$	$	$	$	$	$	$	$
Cost	55,823	1,355	12,604	316	70,098	28,348	1,256	—	—	29,604
Additions, purchased	—	49	—	—	49	425	1	—	—	426
Additions through business acquisitions	16,077	2,909	—	6,964	25,950	26,701	—	12,398	311	39,410
Additions, internally generated	—	—	—	—	—	—	98	—	—	98
Foreign currency translation adjustment	1,822	64	732	250	2,868	349	—	206	5	560
Subtotal	73,722	4,377	13,336	7,530	98,965	55,823	1,355	12,604	316	70,098
Accumulated amortization	21,837	644	—	66	22,547	14,203	252	—	—	14,455
Amortization	10,133	598	—	547	11,278	7,634	392	—	66	8,092
Impairment	—	—	13,336	—	13,336	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—
Subtotal	31,970	1,242	13,336	613	47,161	21,837	644	—	66	22,547
Net carrying amount	41,752	3,135	—	6,917	51,804	33,986	711	12,604	250	47,551